NET REVENUE (Tables)	6 Months Ended
Jun. 30, 2025
Net Revenue
Schedule of net revenue

	For the six months ended June 30,
	2024	2025	2025
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Sports school business – Membership	2,813,851,457	3,042,937,331	21,106,592
Sports school business – Events	721,809,806	796,601,540	5,525,432
Sports school business – Others	89,445,832	98,944,148	686,302
Social business	1,145,637,260	1,551,106,499	10,758,871
Subtotal	4,770,744,355	5,489,589,518	38,077,197
Add: reversal (provision) of sales refund*	2,458,404	(778,697)	(5,401)
Total	4,773,202,759	5,488,810,821	38,071,796

	For the six months ended June 30,
	2024	2025	2025
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Timing of revenue recognition
Transferred over time	3,957,277,559	4,597,676,348	31,890,659
Transferred at a point in time	815,925,200	891,134,473	6,181,137
Total	4,773,202,759	5,488,810,821	38,071,796

*	Provision and Reversal for sales refund